Distribution Date:	08/17/26	Benchmark 2019-B10 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-B10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Primary Servicer	Midland Loan Services, a Division of PNC Bank, National
Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
		Special Servicer	Argentic Services Company LP
			Andrew Hundertmark		ahundertmark@argenticservices.com
740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
trustadministrationgroup@computershare.com
9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Representations Reviewer
			Attention: Transaction Manager		notices@pentalphasurveillance.com
501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Directing Holder	ES Ventures Holding, Inc.
			CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		3 Columbus Circle Loan-	Prima Capital Advisors LLC
Specific Directing Holder
-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

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				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
3CC-A	08162VBJ6	4.029452%	77,120,000.00	77,120,000.00	0.00	258,959.47	0.00	0.00	258,959.47	77,120,000.00	22.69%	22.69%
3CC-B	08162VBL1	4.029452%	22,630,000.00	22,630,000.00	0.00	75,988.76	0.00	0.00	75,988.76	22,630,000.00	0.00%	0.00%
3CC-VRR 08162VBP2		4.029452%	5,250,000.00	5,250,000.00	0.00	17,628.85	0.00	0.00	17,628.85	5,250,000.00	0.00%	0.00%
Interest
3CC-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			105,000,000.00	105,000,000.00	0.00	352,577.08	0.00	0.00	352,577.08	105,000,000.00

Deal Distribution Total					0.00	352,577.08	0.00	0.00	352,577.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest	Prepayment
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
3CC-A	08162VBJ6	1,000.00000000	0.00000000	3.35787695	0.00000000	0.00000000	0.00000000	0.00000000	3.35787695	1,000.00000000
3CC-B	08162VBL1	1,000.00000000	0.00000000	3.35787715	0.00000000	0.00000000	0.00000000	0.00000000	3.35787715	1,000.00000000
3CC-VRR	08162VBP2	1,000.00000000	0.00000000	3.35787619	0.00000000	0.00003429	0.00000000	0.00000000	3.35787619	1,000.00000000
Interest
3CC-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

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				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
3CC-A	07/01/26 - 07/30/26	30	0.00	258,959.47	0.00	258,959.47	0.00	0.00	0.00	258,959.47	0.00
3CC-B	07/01/26 - 07/30/26	30	0.00	75,988.76	0.00	75,988.76	0.00	0.00	0.00	75,988.76	0.00
3CC-VRR
	07/01/26 - 07/30/26	30	0.18	17,628.85	0.00	17,628.85	0.00	0.00	0.00	17,628.85	0.18
Interest
3CC-R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			0.18	352,577.08	0.00	352,577.08	0.00	0.00	0.00	352,577.08	0.18

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	Additional Information

3 Columbus Circle Aggregate Available Funds (1)	352,577.08
3 Columbus Circle Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 7

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	353,890.84	Master Servicing Fee	452.08
Interest Reductions due to Nonrecoverability Determination	0.00	Trustee / Certificate Administrator Fee	614.83
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	45.21
Deferred Interest	0.00	EU Reporting Administrator Fee	201.63
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	353,890.84	Total Fees	1,313.75

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	352,577.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	352,577.08
Total Funds Collected	353,890.84	Total Funds Distributed	353,890.83

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 7

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
	3 Columbus Circle	Total		Total
Beginning Scheduled Collateral Balance	105,000,000.00	105,000,000.00	Beginning Certificate Balance	105,000,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Non-Cash Principal Adjustments	0.00
			Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	105,000,000.00	105,000,000.00	Ending Certificate Balance	105,000,000.00
Beginning Actual Collateral Balance	105,000,000.00	105,000,000.00
Ending Actual Collateral Balance	105,000,000.00	105,000,000.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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